Pension and other post-employment benefits	12 Months Ended
Dec. 31, 2019
Pension and other post-employment benefits [abstract]
Pension and other post-employment benefits

Additional notes to the Consolidated financial statements

36 Pension and other post-employment benefits

Most group companies sponsor defined contribution pension plans. The assets of all ING Group’s defined contribution plans are held in independently administered funds. Contributions are generally determined as a percentage of remuneration. For the defined contribution scheme in the Netherlands, the premium paid is also dependent on the interest rate developments and the methodology of the Dutch Central Bank for determining the ultimate forward rate. These plans do not give rise to provisions in the statement of financial position, other than relating to short-term timing differences included in other assets/liabilities.

ING Group maintains defined benefit retirement plans in some countries. These plans provide benefits that are related to the remuneration and service of employees upon retirement. The benefits in some of these plans are subject to various forms of indexation. The indexation is, in some cases, at the discretion of management; in other cases it is dependent upon the sufficiency of plan assets.

Annual contributions are paid to the funds at a rate necessary to adequately finance the accrued liabilities of the plans calculated in accordance with local legal requirements. Plans in all countries are designed to comply with applicable local regulations governing investments and funding levels.

ING Group provides other post-employment benefits to certain employees and former employees. These are primarily post-employment healthcare benefits and discounts on ING products provided to employees and former employees.

Statement of financial position - Net defined benefit asset/liability

Plan assets and defined benefit obligation per country
	Plan assets		Defined benefit obligation		Funded Status
	2019	2018	2019	2018	2019	2018
The Netherlands	454	394	634	540	–180	–146
United States	277	222	275	224	3	–3
United Kingdom	1,887	1,703	1,184	1,179	703	524
Belgium	590	547	676	636	–85	–88
Other countries	168	154	383	334	–214	–181
Funded status (Net defined benefit asset/liability)	3,377	3,019	3,151	2,913	226	106

Presented as:
- Other assets					709	527
- Other liabilities					–483	–421
					226	106

The most recent (actuarial) valuations of the plan assets and the present value of the defined benefit obligation were carried out as at 31 December 2019. The present value of the defined benefit obligation, and the related current service cost and past service cost, were determined using the projected unit credit method.

Changes in the fair value of plan assets for the period were as follows:

Changes in fair value of plan assets
	2019	2018
Opening balance	3,019	3,206
Interest income	70	66
Remeasurements: Return on plan assets excluding amounts included in interest income	274	–143
Employer's contribution	34	66
Participants contributions	2	3
Benefits paid	–126	–176
Exchange rate differences	104	–3
Closing balance	3,377	3,019

Actual return on the plan assets	344	–77

As at 31 December 2019 the various defined benefit plans did not hold any direct investments in ING Groep N.V. (2018: nil). During 2019 and 2018 there were no purchases or sales of assets between ING and the pension funds.

ING does not manage the pension funds and thus receives no compensation for fund management. The pension fund has not engaged ING in any swap or derivative transactions to manage the risk of the pension funds.

No plan assets are expected to be returned to ING Group during 2020.

Changes in the present value of the defined benefit obligation and other post-employment benefits for the period were as follows:

Changes in defined benefit obligation and other post-employment benefits
	Defined benefit obligation		Other post-employment benefits
	2019	2018	2019	2018
Opening balance	2,913	3,140	76	87
Current service cost	28	39	–1	–4
Interest cost	65	61	3	2
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	–6	2
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	206	–153	7	–11
Participants’ contributions	2	3	1	1
Benefits paid	–130	–179	–1	–1
Past service cost		0
Exchange rate differences	73	2	1	2
Changes in the composition of the group and other changes	0	–1
Closing balance	3,151	2,913	84	76

Amounts recognised directly in Other comprehensive income (equity) were as follows:

Changes in the net defined benefit assets/liability remeasurement reserve
	2019	2018
Opening balance	–394	–400

Remeasurement of plan assets	274	–143
Actuarial gains and losses arising from changes in demographic assumptions	6	–2
Actuarial gains and losses arising from changes in financial assumptions	–206	153
Taxation and Exchange rate differences	–15	–3
Total Other comprehensive income movement for the year	58	6

Closing balance	–336	–394

In 2019, EUR 274 million remeasurement of plan assets recognized as a gain in Other comprehensive income is driven by higher yields on investments. The EUR -206 million actuarial gains and losses arising from changes in financial assumptions in the calculation of the defined benefit obligation are mainly due to a decrease in discount rates.

The accumulated amount of remeasurements recognised directly in Other comprehensive income (equity) is EUR -378 million (EUR -336 million after tax) as at 31 December 2019 (2018: EUR -453 million; EUR -394 million after tax).

Amounts recognised in the statement of profit or loss related to pension and other staff related benefits are as follows:

Pension and other staff-related benefit costs
	Net defined benefit asset/liability			Other post-employment benefits			Other			Total
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Current service cost	28	39	34	–1	–4	–3	1	22	–2	29	57	29
Net Interest cost	–5	–4	–4	3	2	3		0	1	–2	–2
Effect of curtailment or settlement			–3					–1			–1	–3
Other
Defined benefit plans	23	35	27	2	–1		2	21	–1	26	54	26

Defined contribution plans										340	331	355
										366	385	381

Determination of the net defined benefit asset/liability

The net defined benefit asset/liability is reviewed and adjusted annually. The assumptions used in the determination of the net defined benefit asset/liability and the Other post-employment benefits include discount rates, mortality rates, expected rates of salary increases (excluding promotion increases), and indexation. The rates used for salary developments, interest discount factors, and other adjustments reflect country-specific conditions.

The key assumption in the determination of the net defined benefit asset/liability is the discount rate. The discount rate is the weighted average of the discount rates that are applied in different regions where ING Group has defined benefit pension plans (weighted by the defined benefit obligation). The discount rate is based on a methodology that uses market yields on high quality corporate bonds of the specific regions with durations matching the pension liabilities as key input. Market yields of high quality corporate bonds reflect the yield on corporate bonds with an AA rating for durations where such yields are available. An extrapolation is applied in order to determine the yield to the longer durations for which no AA-rated corporate bonds are available. As a result of the limited availability of long-duration AA-rated corporate bonds, extrapolation is an important element of the determination of the discount rate. The weighted average discount rate applied for net defined benefit asset/liability for 2019 was 1.5% 2018: (2.3%) based on the pension plan in the Netherlands, Germany, Belgium, The United States of America, and the United Kingdom. The average discount rate applied for Other post-employment benefits was 3.3% 2018: (3.9%).

Sensitivity analysis of key assumptions

ING performs sensitivity analysis on the most significant assumptions: discount rates, mortality, expected rate of salary increase, and indexation. The sensitivity analysis has been carried out under the assumption that the changes occurred at the end of the reporting period.

The sensitivity analysis calculates the financial impact on the defined benefit obligation of an increase or decrease of the weighted averages of each significant actuarial assumption, all other assumptions held constant. In practice, this is unlikely to occur, and some changes of the assumptions may be correlated. Changes to mortality, expected rate of salary increase, and indexation would have no material impact on the defined benefit obligation. The most significant impact would be from a change in the discount rate. An increase or decrease in the discount rate of 1% creates an impact on the defined benefit obligation of EUR -443 million and EUR 561 million, respectively.

Expected cash flows

Annual contributions are paid to the funds at a rate necessary to adequately finance the accrued liabilities of the plans calculated in accordance with local legal requirements. Plans in all countries are designed to comply with applicable local regulations governing investments and funding levels. ING Group’s subsidiaries should fund the cost of the entitlements expected to be earned on a yearly basis.

For 2020 the expected contributions to defined benefit pension plans are EUR 44 million.

The benefit payments for defined benefit and other post-employment benefits expected to be made by the plan between 2020-2024 are estimated to be between EUR 100 million and EUR 135 million per annum. From 2025 to 2029 the total payments made by the plan are expected to be EUR 882 million.